Personnel Expenses - Disclosure of Details of Personnel Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [Line Items]
Expenses related to defined benefit plan	₩ 198,241	₩ 220,962	₩ 199,033
Personnel expenses	3,459,223	3,169,149	3,184,642
Personnel expenses [member]
Statement of comprehensive income [Line Items]
Salaries and wages	2,704,217	2,418,869	2,468,767
Other employee benefits	483,704	459,730	450,651
Contributions to National Pension plan	73,061	69,588	66,191
Expenses related to defined benefit plan	₩ 198,241	₩ 220,962	₩ 199,033